Debt Instruments Issued and Other Financial Liabilities - Summary of Senior Bonds Issued (Detail) - Senior bond [member] - CLP ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Amount	$ 8,000,000	$ 17,500,000
Hungary, Forint | BITACR0418 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 500,000
Term	5 years 8 months
Issuance rate	2% annual
Hungary, Forint | BITACR0418 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	5 years 8 months
Issuance rate	2% annual
Hungary, Forint | BITACR0418 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 500,000
Term	5 years 8 months
Issuance rate	2% annual
Hungary, Forint | BITACR0418 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	5 years 9 months
Issuance rate	2% annual
Hungary, Forint | BITACR0418 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	6 years 6 months
Issuance rate	2% annual
Hungary, Forint | BCORAM0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		5 years 5 months
Issuance rate		3% annual
Hungary, Forint | BCORAM0710 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 3,000,000
Term		5 years 5 months
Issuance rate		3% annual
Hungary, Forint | BITACU0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		9 years 7 months
Issuance rate		2% annual
Hungary, Forint | BITACU0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		9 years 7 months
Issuance rate		2% annual
Hungary, Forint | BITACV0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		10 years 7 months
Issuance rate		2% annual
Hungary, Forint | BITACV0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		10 years 7 months
Issuance rate		2% annual
Hungary, Forint | BITACW0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,500,000
Term		11 years 5 months
Issuance rate		2% annual
Hungary, Forint | BITACS0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		7 years 3 months
Issuance rate		2% annual
CLP [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 57,000,000
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 40,000,000
Term		2 years 2 months
Issuance rate		5% annual
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		2 years 2 months
Issuance rate		5% annual
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 14,500,000
Term		2 years 2 months
Issuance rate		5% annual
CLP [member] | BCORBX0914 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,500,000
Term		2 years 2 months
Issuance rate		5% annual
COP [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 799,952,710,484	$ 700,000,000,000
COP [member] | SERIE A - 60 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 148,100,000,000
Term	5 years
Issuance rate	6.00% annual
COP [member] | SERIE U - 120 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 351,837,710,484
Term	10 years
Issuance rate	2.71% annual
COP [member] | SERIE A SUBSERIE A60 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 165,915,000,000
Term	5 years
Issuance rate	4.83% annual
COP [member] | SUBSERIE B36 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 134,100,000,000
Term	3 years
Issuance rate	1.28% annual
COP [member] | SUBSERIE A36 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 163,035,000,000
Term		3 years
Issuance rate		6.13% annual
COP [member] | SUBSERIE C60 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 186,965,000,000
Term		5 years
Issuance rate		2.86% annual
COP [member] | SERIE A SUBSERIE A60 – 60 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 170,820,000,000
Term		5 years
Issuance rate		6.05% annual
COP [member] | SERIE C SUBSERIE C84 – 84 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 50,000,000,000
Term		7 years
Issuance rate		2.28% annual
COP [member] | SERIE C SUBSERIE C120 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 129,180,000,000
Term		10 years
Issuance rate		2.76% annual